Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 68,002	$ 24,271
Trade and other receivables (note 5)	910	1,681
Inventory	57	21
Prepaid expenses and other current assets (note 6)	3,431	1,913
Total current assets	72,400	27,886
Restricted cash equivalents	342	338
Right of use assets	185	157
Property, plant and equipment	40	22
Identifiable intangible assets	642	59
Other assets	107
Goodwill	8,326	8,815
Total Assets	82,042	37,277
Current liabilities
Payables and accrued liabilities (note 7)	2,113	2,199
Current portion of provisions (note 8)	81	92
Income taxes	373	395
Current portion of deferred revenues	2,075	2,193
Current portion of lease liabilities	135	135
Total current liabilities	4,777	5,014
Deferred revenues	2,791	3,289
Lease liabilities	65	49
Employee future benefits (note 9)	14,215	15,435
Provisions (note 8)	268	279
Total liabilities	22,116	24,066
SHAREHOLDERS’ EQUITY
Share capital (note 10)	293,347	235,008
Warrants (note 10)	5,103	12,402
Other capital (note 10)	89,769	89,505
Deficit	(327,708)	(322,659)
Accumulated other comprehensive loss (“AOCI”)	(585)	(1,045)
Total shareholders’ equity	59,926	13,211
Total liabilities and shareholders’ equity	$ 82,042	$ 37,277